Accrued Expenses and Other Liabilities - Summary of Reconciliation of Changes in Product Warranty Liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Standard Product Warranty Disclosure [Abstract]
Balance as of the beginning of the year	¥ 2,675	$ 409	¥ 85
Accruals during the year	2,934	450	2,675
Claims during the year	(132)	(20)	(85)
Reversal during the year	(621)	(95)
Product warranty liability	¥ 4,856	$ 744	¥ 2,675